Quarterly portfolio holdings
John Hancock
International Growth Fund
International equity
December 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 12-31-25 (unaudited)
	Shares	Value
Common stocks 96.6%		$5,498,624,347
(Cost $3,928,298,210)
Belgium 1.3%		76,557,679
KBC Group NV	587,839	76,557,679
Brazil 2.4%		135,729,447
Ambev SA	29,274,479	73,688,374
Cia de Saneamento Basico do Estado de Sao Paulo	2,577,229	62,041,073
Canada 1.2%		69,273,048
iA Financial Corp., Inc.	534,672	69,273,048
China 7.3%		413,313,960
ANTA Sports Products, Ltd.	5,760,556	59,820,905
NetEase, Inc.	1,935,008	53,261,428
NetEase, Inc., ADR	308,625	42,472,973
Tencent Holdings, Ltd.	3,358,702	257,758,654
Denmark 1.9%		105,724,489
DSV A/S	419,781	105,724,489
France 6.8%		388,004,029
Accor SA	1,727,937	97,414,780
Legrand SA	458,979	68,232,948
Rexel SA	1,725,286	67,669,313
Safran SA	444,099	154,686,988
Germany 7.1%		405,054,957
Allianz SE	129,097	59,691,439
Heidelberg Materials AG	335,122	86,882,557
RENK Group AG	757,574	47,212,955
Rheinmetall AG	57,427	104,769,342
Siemens Energy AG (A)	759,141	106,498,664
Hong Kong 3.2%		180,638,957
AIA Group, Ltd.	10,640,846	109,527,224
Prudential PLC	4,622,743	71,111,733
Hungary 1.1%		64,222,560
OTP Bank NYRT	598,956	64,222,560
India 3.8%		217,728,010
Bharti Airtel, Ltd.	5,708,559	134,077,429
ICICI Bank, Ltd.	5,588,743	83,650,581
Israel 1.4%		79,318,503
Bank Leumi Le-Israel BM	3,599,220	79,318,503
Italy 1.2%		68,601,550
FinecoBank SpA	2,647,735	68,601,550
Japan 16.2%		923,825,859
Ajinomoto Company, Inc.	3,108,889	65,721,876
Bandai Namco Holdings, Inc.	2,254,300	60,000,621
Hitachi, Ltd.	4,457,999	139,809,826
Kokusai Electric Corp.	1,882,000	65,817,579
M3, Inc. (B)	5,038,383	67,780,468
Mitsubishi Estate Company, Ltd.	2,304,759	55,994,374
Mizuho Financial Group, Inc.	2,305,800	84,149,146
Obic Company, Ltd.	1,871,503	58,743,959
Recruit Holdings Company, Ltd.	2,004,852	112,655,748
Sony Group Corp.	4,097,525	105,105,493
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Tokyo Electron, Ltd.	485,108	$108,046,769
Netherlands 9.7%		553,807,653
Adyen NV (A)(C)	52,427	84,542,342
Argenx SE (A)	119,254	100,595,796
ASML Holding NV	184,613	198,923,995
NXP Semiconductors NV	350,467	76,072,367
QIAGEN NV	1,399,449	63,642,548
The Magnum Ice Cream Company NV (A)	1,550,633	24,812,461
The Magnum Ice Cream Company NV (London Stock Exchange) (A)	328,763	5,218,144
Portugal 1.3%		73,392,007
Jeronimo Martins SGPS SA	3,084,176	73,392,007
Singapore 2.2%		126,230,850
Singapore Telecommunications, Ltd.	15,484,366	54,783,663
Trip.com Group, Ltd., ADR	993,564	71,447,187
South Korea 1.3%		71,570,973
Hanwha Aerospace Company, Ltd. (A)	109,595	71,570,973
Spain 2.0%		114,954,766
Industria de Diseno Textil SA	1,742,674	114,954,766
Switzerland 3.4%		192,719,360
Amrize, Ltd. (A)	1,078,350	58,534,074
UBS Group AG	2,906,043	134,185,286
Taiwan 11.4%		648,781,832
Accton Technology Corp.	2,128,866	80,336,958
Airtac International Group	1,918,587	56,544,836
MediaTek, Inc.	1,613,234	73,249,198
Taiwan Semiconductor Manufacturing Company, Ltd.	8,923,420	438,650,840
United Kingdom 10.4%		589,173,858
Allfunds Group PLC	2,905,922	27,440,909
AstraZeneca PLC	967,737	179,087,996
British American Tobacco PLC	1,450,631	82,236,920
Bunzl PLC	849,116	23,710,609
Haleon PLC	11,770,550	59,480,840
ICG PLC	1,819,739	50,181,304
Next PLC	507,724	93,471,694

Unilever PLC	1,125,911	73,563,586
Preferred securities 1.6%		$90,376,828
(Cost $76,836,643)
Brazil 1.6%		90,376,828
Itau Unibanco Holding SA	12,645,660	90,376,828

	Yield (%)	Shares	Value
Short-term investments 2.5%			$142,556,484
(Cost $142,554,486)
Short-term funds 1.0%			57,956,484
John Hancock Collateral Trust (D)	3.7477(E)	5,793,215	57,956,484

	Par value^	Value
Repurchase agreement 1.5%		84,600,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-31-25 at 3.850% to be repurchased at $42,309,048 on 1-2-26, collateralized by $17,969,625 Federal Home Loan Mortgage Corp., 2.000% - 6.000% due 10-1-35 to 12-1-55 (valued at $17,306,764), $12,533,251 Federal National Mortgage Association, 2.500% - 6.500% due 6-1-38 to 1-1-54 (valued at $11,177,846), and $14,470,264 Government National Mortgage Association, 3.000% - 6.500% due 7-15-33 to 10-15-60 (valued at $14,661,390)	42,300,000	42,300,000
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	3

	Par value^	Value
Repurchase agreement (continued)
Societe Generale SA Tri-Party Repurchase Agreement dated 12-31-25 at 3.820% to be repurchased at $42,308,977 on 1-2-26, collateralized by $42,040,300 U.S. Treasury Notes, 0.625% - 4.625% due 2-28-26 to 3-31-32 (valued at $43,146,001)	42,300,000	42,300,000

Total investments (Cost $4,147,689,339) 100.7%	$5,731,557,659
Other assets and liabilities, net (0.7%)	(42,060,667)
Total net assets 100.0%	$5,689,496,992

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25. The value of securities on loan amounted to $54,994,601.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 12-31-25.
The fund had the following sector composition as a percentage of net assets on 12-31-25:
Financials	20.4%
Information technology	19.3%
Industrials	18.7%
Consumer discretionary	10.4%
Communication services	9.5%
Health care	8.4%
Consumer staples	6.9%
Materials	2.5%
Utilities	1.1%
Real estate	1.0%
Short-term investments and other	1.8%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2025, by major security category or type:
	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$76,557,679	—	$76,557,679	—
Brazil	135,729,447	—	135,729,447	—
Canada	69,273,048	$69,273,048	—	—
China	413,313,960	42,472,973	370,840,987	—
Denmark	105,724,489	—	105,724,489	—
France	388,004,029	—	388,004,029	—
Germany	405,054,957	—	405,054,957	—
Hong Kong	180,638,957	—	180,638,957	—
Hungary	64,222,560	—	64,222,560	—
India	217,728,010	—	217,728,010	—
Israel	79,318,503	—	79,318,503	—
Italy	68,601,550	—	68,601,550	—
Japan	923,825,859	—	923,825,859	—
Netherlands	553,807,653	76,072,367	477,735,286	—
Portugal	73,392,007	—	73,392,007	—
Singapore	126,230,850	71,447,187	54,783,663	—
South Korea	71,570,973	—	71,570,973	—
Spain	114,954,766	—	114,954,766	—
Switzerland	192,719,360	—	192,719,360	—
Taiwan	648,781,832	—	648,781,832	—
|	5

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
United Kingdom	$589,173,858	—	$589,173,858	—
Preferred securities	90,376,828	—	90,376,828	—
Short-term investments	142,556,484	$57,956,484	84,600,000	—
Total investments in securities	$5,731,557,659	$317,222,059	$5,414,335,600	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,793,215	$76,914,220	$638,780,443	$(657,739,576)	$(1,045)	$2,442	$286,907	—	$57,956,484
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
6	|